Revenue - Disaggregation of revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue.
Lease component	$ 1,233,816	$ 1,026,103	$ 889,909
Services component	345,914	377,046	341,147
Total revenue	$ 1,579,730	$ 1,403,149	$ 1,231,056